Summary of Significant Accounting Policies - Consolidation and Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Property and Equipment, Net [Line Items]
Property and equipment, Depreciation methods	straight-line method
Immaterial impairment of long-lived assets	There was an immaterial impairment of long-lived assets in fiscal year 2022
Impairment of long-lived assets		$ 0	$ 0
Minimum [Member]
Property and Equipment, Net [Line Items]
Estimated useful life of assets	3 years
Maximum [Member]
Property and Equipment, Net [Line Items]
Estimated useful life of assets	10 years